UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2012

Date of reporting period: January 31, 2012

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND II

GRT ABSOLUTE RETURN FUND

Semi-Annual Report	January 31, 2012

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND JANUARY 31, 2012 (Unaudited)

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-GRT-4GRT; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND JANUARY 31, 2012

SHAREHOLDERS’ LETTER

January 31, 2012

Dear Shareholders:

We are pleased to provide you with this semi-annual report for the GRT Absolute Return Fund (the “Fund”), which covers the period from August 1, 2011 through January 31, 2012.

During the past six months, the Fund’s value increased 4.79% compared to an increase of 3.28% for a 60/40 blend of the Wilshire 5000 Total Market Index and the Barlcays Capital U.S. Aggregate Bond Index.

This quarter began to illustrate the value of the widely diversified asset allocation strategy that the Fund follows. The Fund outperformed its 60/40 Hybrid Index, even though it was largely underweight fixed income as some of the very highly valued growth companies that the Fund was short fell in the fourth quarter. When bond prices return to more reasonably valued levels—i.e., when yields rise to more reasonable levels—the Fund may own more fixed income.

Despite the difficult, highly volatile environment, we managed to preserve capital during the year (which is a key component of the value of this Fund over time). While investors are unlikely to feel as strongly about it—we view this as a big win. With $408 billion leaving equities, $804 billion moving into bonds and one of the largest 2-month bond returns in history (>20% on the iShares Barclays 20 Year Treasury (TLT) in the late summer)—we could have fared much worse.

For the year as a whole, despite the unprecedented and unexpected performance in long-term treasuries combined with an active underweight in them, the Fund still essentially preserved capital. We remain underweight in intermediate and long-term treasuries because we think there is a greatly under-appreciated risk of principal loss if the Federal Reserve should have to unexpectedly change course and let rates rise to more normal levels.

GRT Absolute Return Fund

Greg Fraser, CFA

Rudy Kluiber, CFA

Tim Krochuk, CFA

This represents the manager’s assessment of the Fund and the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND JANUARY 31, 2012

Definition of the Comparative Indices

The Barclays Capital U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

The Wilshire 5000 Total Market Index, or more simply the Wilshire 5000, is a market-capitalization-weighted index of the market value of all stocks actively traded in the U.S. Currently, the index contains over 4,100 components. The index is intended to measure the performance of most publicly traded companies headquartered in the U.S., with readily available price data.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND JANUARY 31, 2012 (Unaudited)

SECTOR WEIGHTINGS†:

SCHEDULE OF INVESTMENTS COMMON STOCK — 107.9%

	Shares	Value
CONSUMER DISCRETIONARY — 9.8%
Apollo Group, Cl A (A)(B)*	2,500	$131,025
Coastal Contacts *	6,000	14,418
Gap (A)(B)	8,000	151,840
General Motors (A)*	2,000	48,040
Hanesbrands (B)*	3,000	73,800
Honda Motor ADR	3,000	102,150
PEP Boys-Manny Moe & Jack(A)	3,000	45,000
Staples (A)(B)	9,800	143,374
Target (A)(B)	4,000	203,240
Tim Hortons (A)	1,000	48,710
TJX (A)(B)	2,000	136,280
Valassis Communications (A)(B)*	5,000	113,750

		1,211,627

CONSUMER STAPLES — 12.5%
Archer-Daniels-Midland (A)(B)	6,000	171,780
Bunge	1,000	57,270
Clorox (A)	1,500	102,990
Colgate-Palmolive (A)(B)	1,200	108,864
ConAgra Foods (A)	5,000	133,350
Diageo ADR (A)	500	44,295
JM Smucker (A)	2,000	157,560
Kimberly-Clark (A)(B)	3,000	214,680
Kraft Foods, Cl A (A)(B)	3,000	114,900
Metro, Cl A	1,000	54,270
PepsiCo (A)(B)	2,000	131,340
Wal-Mart Stores (A)(B)	4,000	245,440

		1,536,739

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND JANUARY 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value
ENERGY — 16.8%
Americas Petrogas *	6,000	$21,848
Anadarko Petroleum (B)	500	40,360
Atwood Oceanics (A)(B)*	2,000	91,960
Cenovus Energy (A)(B)	2,000	72,880
Chevron	500	51,540
ConocoPhillips (A)(B)	2,000	136,420
Crocotta Energy *	3,000	10,080
Diamond Offshore Drilling (A)(B)	1,500	93,450
Encana (A)	5,000	95,650
ENI ADR (A)(B)	2,000	89,000
Evolution Petroleum *	4,000	35,840
Exxon Mobil (A)(B)	1,000	83,740
Forbes Energy Services *	2,500	14,175
Gasfrac Energy Services *	2,000	13,164
Hess (A)(B)	2,000	112,600
Ithaca Energy *	7,500	21,249
Lone Pine Resources *	4,000	26,680
Marathon Oil (A)(B)	3,000	94,170
Marathon Petroleum (A)	1,000	38,220
Murphy Oil (A)(B)	2,000	119,200
REX American Resources *	1,000	25,700
Suncor Energy (A)(B)	8,000	276,000
Total ADR (A)(B)	3,500	185,395
Transocean (B)	1,000	47,300
Valero Energy (A)(B)	5,000	119,950
Whiting Petroleum (A)(B)*	3,000	150,270

		2,066,841

FINANCIALS — 7.3%
Bank of New York Mellon (A)(B)	5,000	100,650
Berkshire Hathaway, Cl B (A)(B)*	500	39,185
CBOE Holdings (A)(B)	8,000	204,720
CME Group, Cl A (B)	200	47,902
First Pacific ADR	5,000	28,400
Janus Capital Group	8,000	62,960
JPMorgan Chase (B)	2,500	93,250
Knight Capital Group, Cl A *	10,000	129,900
Wells Fargo (B)	3,000	87,630
Weyerhaeuser	5,000	100,100

		894,697

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND JANUARY 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — 13.0%
Abbott Laboratories (A)	3,500	$189,525
Affymetrix (A)(B)*	6,000	28,860
Boston Scientific (A)*	25,000	149,000
Burcon NutraScience *	4,500	28,350
GlaxoSmithKline ADR (A)	3,500	155,890
Hologic (A)(B)*	6,000	122,340
Johnson & Johnson (A)	2,500	164,775
Lannett *	5,000	25,400
Medtronic (A)(B)	3,000	115,710
Merck (A)(B)	4,100	156,866
Natus Medical *	4,000	45,240
Novartis ADR	3,000	163,080
Sanofi ADR (A)	4,000	148,520
Trinity Biotech ADR	10,000	104,600

		1,598,156

INDUSTRIALS — 4.9%
Delta Air Lines (A)(B)*	7,000	73,850
Exelis	2,000	19,980
Ingersoll-Rand (A)(B)	5,000	174,700
ITT	1,000	21,740
JetBlue Airways *	5,000	29,650
Kadant *	1,000	24,260
Siemens ADR (B)	600	56,574
Tyco International (A)	3,000	152,850
Xylem	2,000	51,820

		605,424

INFORMATION TECHNOLOGY — 26.2%
Advanced Energy Industries (A)*	5,000	53,200
Alcatel-Lucent ADR *	60,000	104,400
Apple (A)(B)*	800	365,184
Black Box	4,000	123,680
BMC Software *	3,000	108,720
Canon ADR	1,000	42,850
Cisco Systems (A)(B)	12,000	235,560
Computer Sciences (A)(B)	4,500	116,235
Dell (A)(B)*	8,000	137,840
Dolby Laboratories, Cl A (A)(B)*	3,000	109,110
Flextronics International (A)*	8,000	54,960
Google, Cl A (A)(B)*	400	232,044

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND JANUARY 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
Hewlett-Packard (A)(B)	6,000	$167,880
Hitachi ADR (A)	2,000	110,860
Intel (A)(B)	7,000	184,940
International Business Machines	600	115,560
Juniper Networks (A)*	5,000	104,650
Kemet *	8,000	73,520
Lexmark International, Cl A (A)(B)	2,000	69,800
Logitech International (B)*	2,500	18,925
Mastercard, Cl A (B)	200	71,114
Microsoft (A)(B)	10,000	295,300
MKS Instruments (A)(B)	2,000	60,300
Oracle (A)(B)	3,000	84,600
Power-One (A)*	2,500	10,850
QUALCOMM	1,000	58,820
STMicroelectronics, Cl Y	6,000	40,080
Xerox (B)	10,000	77,500

		3,228,482

MATERIALS — 12.9%
ADA - ES *	2,500	54,875
Agnico-Eagle Mines (A)(B)	4,000	149,600
AuRico Gold (A)(B)*	13,125	124,027
Banro, Cl Warrants *	10,000	48,700
Barrick Gold (A)(B)	8,500	418,709
Goldcorp (A)	2,500	120,975
IAMGOLD (A)(B)	2,000	33,480
Lachlan Star *	15,000	18,406
Lydian International *	5,000	12,470
Molycorp (B)*	500	15,490
Newmont Mining (A)(B)	3,500	215,180
Orko Silver *	4,000	6,784
Prodigy Gold *	20,000	16,361
Queenston Mining *	2,000	10,240
Silver Wheaton (A)(B)	4,000	142,440
Tasman Metals *	5,000	11,123
TPC Group (B)*	4,000	131,400
Vista Gold *	10,000	37,700
Yamana Gold	1,000	17,270

		1,585,230

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND JANUARY 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value
TELECOMMUNICATION SERVICES — 0.9%
Vodafone Group ADR (A)	4,000	$108,360

UTILITIES — 3.6%
American Electric Power (A)(B)	1,000	39,560
Entergy (A)(B)	3,500	242,830
Southern (B)	3,500	159,460

		441,850

TOTAL COMMON STOCK (Cost $12,826,269)		13,277,406

REGISTERED INVESTMENT COMPANIES — 5.1%
CLOSED-END FUNDS — 0.9%
AllianceBernstein Income Fund	5,000	41,500
Korea Fund	1,000	39,500
Royce Value Trust (A)	1,000	25,650

TOTAL CLOSED-END FUNDS (Cost $108,483)		106,650

EXCHANGE TRADED FUNDS — 4.2%
iShares MSCI Japan Index Fund (B)	2,000	19,080
iShares MSCI Japan Small Cap	2,500	112,900
iShares MSCI Singapore	1,000	12,380
Market Vectors Vietnam ETF	3,000	51,420
ProShares Short Russell 2000	1,000	27,630
Vanguard MSCI Emerging Markets ETF (A)	4,500	190,440
WisdomTree Japan SmallCap Dividend Fund	2,500	109,175

TOTAL EXCHANGE TRADED FUNDS (Cost $539,401)		523,025

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $647,884)		629,675

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND JANUARY 31, 2012 (Unaudited)

PURCHASED OPTIONS* — 0.7%

	Contracts	Value
Accretive Health Put
Expires 3/17/2012, Strike Price $30.00	10	$4,000
Cepheid Put
Expires 9/22/2012, Strike Price $35.00	5	1,075
De Luxe Put
Expires 2/18/2012, Strike Price $25.00	10	300
Gildan Activewear Put
Expires 3/17/2012, Strike Price $30.00	10	6,800
Gold Fields Call
Expires 4/21/2012, Strike Price $15.00	20	3,500
iShares Barclays 7-10 Year Put
Expires 1/19/2013, Strike Price $105.00	10	4,800
Ishares MSCI Japan Index Call
Expires 6/16/2012, Strike Price $10.00	200	4,000
Ishares Russell 2000 Put
Expires 2/18/2012, Strike Price $76.00	25	1,550
Expires 2/18/2012, Strike Price $77.00	25	2,225
Lennox International Put
Expires 3/17/2012, Strike Price $30. 00	20	100
MAKO Surgical Put
Expires 1/19/2013, Strike Price $35.00	10	7,800
Market Vectors Gold Miners Put
Expires 2/18/2012, Strike Price $27.00	20	500
Nokia Call
Expires 7/21/2012, Strike Price $4.00	100	12,300
ProShares Short S&P 500 Call
Expires 5/19/2012, Strike Price $40.00	210	25,830
Expires 8/18/2012, Strike Price $39.00	50	11,550
Expires 2/18/2012, Strike Price $41.00	50	250
Expires 2/18/2012, Strike Price $40.00	40	400
ProShares UltraShort Lehman20 Call
Expires 1/19/2013, Strike Price $30.00	20	780
ProShares UltraShort S&P 500 Call
Expires 3/17/2012, Strike Price $20.00	25	825
Regions Financial Put
Expires 2/18/2012, Strike Price $4.00	25	25
Salesforce.com Put
Expires 2/18/2012, Strike Price $85.00	6	60

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND JANUARY 31, 2012 (Unaudited)

PURCHASED OPTIONS* — continued
	Contracts/ Shares	Value

Vitamin Shoppe Put Expires 2/18/2012, Strike Price $45.00	3	$795
Whole Foods Put Expires 2/18/2012, Strike Price $70.00	5	615

TOTAL PURCHASED OPTIONS (Cost $198,266)		90,080

SHORT-TERM INVESTMENT— 1.2%

Fidelity Institutional Money Market Funds - Money Market Portfolio, Cl I, 0.210% (C) (Cost $145,489)	145,489	145,489

TOTAL INVESTMENTS— 114.9% (Cost $13,817,908)		$14,142,650

SECURITIES SOLD SHORT
COMMON STOCK — (15.5)%

CONSUMER DISCRETIONARY — (4.3)%
Amazon.com (B)*	(100)	(19,444)
Body Central *	(3,500)	(94,080)
Harley -Davidson	(1,000)	(44,190)
iRobot *	(1,000)	(33,040)
Las Vegas Sands	(500)	(24,555)
Lululemon Athletica *	(1,400)	(88,382)
Netflix *	(200)	(24,040)
Six Flags Entertainment	(1,000)	(43,830)
Tempur-Pedic International *	(500)	(33,355)
Tesla Motors *	(2,000)	(58,140)
Under Armour, Cl A *	(800)	(63,696)

		(526,752)

CONSUMER STAPLES — (1.0)%
Diamond Foods (B)	(500)	(18,170)
Green Mountain Coffee Roasters (B)*	(1,000)	(53,340)
Sanderson Farms	(1,000)	(50,940)

		(122,450)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND JANUARY 31, 2012 (Unaudited)

COMMON STOCK — (continued)

	Shares	Value
ENERGY — (0.3)%
Clean Energy Fuels*	(2,500)	$(37,400)

FINANCIALS — (1.7)%
Essex Property Trust	(200)	(28,800)
FXCM, Cl A	(10,000)	(105,200)
MSCI, Cl A *	(2,000)	(65,160)
Regions Financial (B)	(2,500)	(13,050)

		(212,210)

HEALTH CARE — (3.0)%
Intuitive Surgical *	(300)	(137,973)
MAKO Surgical (B)*	(5,000)	(178,900)
OraSure Technologies *	(1,000)	(11,130)
Staar Surgical *	(4,000)	(43,560)

		(371,563)

INDUSTRIALS — (0.6)%
Iron Mountain	(1,000)	(30,820)
Westport Innovations *	(1,000)	(41,600)

		(72,420)

INFORMATION TECHNOLOGY — (4.3)%
OpenTable *	(700)	(33,719)
Rackspace Hosting *	(2,500)	(108,525)
RealPage *	(4,000)	(102,880)
Salesforce.com (B)*	(800)	(93,440)
Universal Display *	(4,000)	(168,440)
VeriFone Systems *	(500)	(21,350)

		(528,354)

MATERIALS — (0.2)%
Intrepid Potash*	(500)	(11,945)
Molycorp*	(600)	(18,588)

		(30,533)

TOTAL COMMON STOCK (Proceeds $1,783,850)		(1,901,682)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND JANUARY 31, 2012 (Unaudited)

EXCHANGE TRADED FUNDS — (0.3)%

	Shares/ Contracts	Value
iShares MSCI Italy Index Fund	(2,000)	$(25,900)
iShares MSCI Spain	(500)	(15,470)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $56,239)		(41,370)

TOTAL SECURITIES SOLD SHORT— (15.8)% (Proceeds $1,840,089)		$(1,943,052)

WRITTEN OPTIONS* — (2.1)%

Affymetrix Call
Expires 2/18/2012, Strike Price $5.00	(20)	(500)
Expires 5/19/2012, Strike Price $5.00	(20)	(1,400)
Expires 3/17/2012, Strike Price $5.00	(20)	(800)
Agnico-Eagle Mines Call
Expires 2/18/2012, Strike Price $52.50	(10)	(70)
Expires 2/18/2012, Strike Price $42.50	(10)	(250)
Amazon.com Put
Expires 2/18/2012, Strike Price $180.00	(1)	(505)
American Electric Power Call
Expires 2/18/2012, Strike Price $39.00	(5)	(325)
Expires 5/19/2012, Strike Price $42.00	(5)	(100)
Anadarko Petroleum Call
Expires 2/18/2012, Strike Price $85.00	(5)	(390)
Apollo Group Call
Expires 5/19/2012, Strike Price $55.00	(15)	(4,725)
Expires 5/19/2012, Strike Price $60.00	(10)	(1,300)
Apple Call
Expires 3/17/2012, Strike Price $425.00	(4)	(14,024)
Expires 4/21/2012, Strike Price $460.00	(4)	(7,280)
Archer Daniels Midland Call
Expires 3/17/2012, Strike Price $31.00	(10)	(140)
Expires 3/17/2012, Strike Price $32.00	(30)	(180)
Expires 2/18/2012, Strike Price $30.00	(20)	(200)
Atwood Oceanics Call
Expires 3/17/2012, Strike Price $45.00	(5)	(1,300)
Expires 3/17/2012, Strike Price $50.00	(5)	(300)
AuRico Gold Call
Expires 3/17/2012, Strike Price $11.00	(40)	(600)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND JANUARY 31, 2012 (Unaudited)

WRITTEN OPTIONS* — continued

	Contracts	Value

Bank of New York Mellon Call
Expires 2/18/2012, Strike Price $21.00	(20)	$(320)
Expires 3/17/2012, Strike Price $21.00	(10)	(430)
Expires 3/17/2012, Strike Price $22.00	(20)	(340)
Barrick Gold Call
Expires 3/17/2012, Strike Price $50.00	(20)	(3,540)
Expires 3/17/2012, Strike Price $52.50	(5)	(450)
Expires 4/21/2012, Strike Price $50.00	(10)	(2,470)
Expires 4/21/2012, Strike Price $55.00	(10)	(910)
Expires 4/21/2012, Strike Price $49.00	(10)	(2,900)
Bershire Hathaway Call
Expires 2/18/2012, Strike Price $80.00	(5)	(190)
CBOE Holdings Call
Expires 3/17/2012, Strike Price $27.00	(10)	(280)
Cenovus Energy Call
Expires 3/17/2012, Strike Price $35.00	(10)	(2,300)
Cisco Systems Call
Expires 3/17/2012, Strike Price $20.00	(10)	(700)
Expires 2/18/2012, Strike Price $18.00	(20)	(3,680)
Expires 2/18/2012, Strike Price $19.00	(40)	(4,400)
Expires 2/18/2012, Strike Price $20.00	(50)	(2,650)
CME Group Call
Expires 3/17/2012, Strike Price $230.00	(2)	(2,960)
Colgate-Palmolive Call
Expires 2/18/2012, Strike Price $95.00	(6)	(30)
Expires 2/18/2012, Strike Price $92.50	(6)	(210)
Computer Sciences Call
Expires 2/18/2012, Strike Price $30.00	(10)	(140)
Expires 3/17/2012, Strike Price $32.50	(10)	(250)
Expires 3/17/2012, Strike Price $35.00	(10)	(250)
ConocoPhillips Call
Expires 2/18/2012, Strike Price $75.00	(10)	(50)
Dell Call
Expires 5/19/2012, Strike Price $18.00	(20)	(1,500)
Expires 3/17/2012, Strike Price $17.00	(50)	(4,200)
Delta Air Lines Call
Expires 3/17/2012, Strike Price $10.00	(20)	(1,980)
Expires 3/17/2012, Strike Price $8.00	(10)	(2,540)
Expires 3/17/2012, Strike Price $9.00	(40)	(6,960)
Diamond Offshore Drilling Call
Expires 3/17/2012, Strike Price $65.00	(5)	(485)
Expires 2/18/2012, Strike Price $60.00	(5)	(1,360)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND JANUARY 31, 2012 (Unaudited)

WRITTEN OPTIONS* — continued

	Contracts	Value
Diamonds Foods Put
Expires 3/17/2012, Strike Price $65.00	(5)	$(14,750)
Dolby Laboratories
Expires 3/17/2012, Strike Price $35.00	(20)	(6,400)
ENI Call
Expires 2/18/2012, Strike Price $45.00	(10)	(1,050)
Entergy Call
Expires 3/17/2012, Strike Price $72.50	(10)	(170)
Exxon Mobil Call
Expires 2/18/2012, Strike Price $85.00	(10)	(580)
Gap Call
Expires 2/18/2012, Strike Price $19.00	(20)	(980)
Expires 3/17/2012, Strike Price $19.00	(10)	(890)
Expires 3/17/2012, Strike Price $20.00	(20)	(860)
Google Call
Expires 3/17/2012, Strike Price $645.00	(4)	(720)
Green Mountain Coffee Put
Expires 3/17/2012, Strike Price $38.00	(5)	(645)
Expires 3/17/2012, Strike Price $65.00	(5)	(7,000)
Hanesbrands Call
Expires 4/21/2012, Strike Price $25.00	(20)	(2,800)
Hess Call
Expires 2/18/2012, Strike Price $65.00	(5)	(35)
Expires 2/18/2012, Strike Price $70.00	(5)	(25)
Hewlett-Packard Call
Expires 2/18/2012, Strike Price $28.00	(10)	(600)
Expires 2/18/2012, Strike Price $30.00	(10)	(60)
Expires 3/17/2012, Strike Price $30.00	(20)	(760)
Hologic Call
Expires 2/18/2012, Strike Price $20.00	(20)	(1,500)
Expires 3/17/2012, Strike Price $21.00	(20)	(1,000)
IAMGOLD Call
Expires 3/17/2012, Strike Price $18.00	(10)	(550)
Expires 2/18/2012, Strike Price $18.00	(10)	(100)
International Business Machines Call
Expires 3/17/2012, Strike Price $190.00	(3)	(1,635)
Expires 4/21/2012, Strike Price $195.00	(3)	(1,530)
Ingersoll-Rand Call
Expires 3/17/2012, Strike Price $35.00	(10)	(1,650)
Expires 3/17/2012, Strike Price $37.00	(10)	(800)
Expires 3/17/2012, Strike Price $36.00	(10)	(1,200)
Expires 2/18/2012, Strike Price $36.00	(10)	(800)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND JANUARY 31, 2012 (Unaudited)

WRITTEN OPTIONS* — continued

	Contracts	Value
Intel Call
Expires 2/18/2012, Strike Price $25.00	(20)	$(2,880)
Expires 3/17/2012, Strike Price $25.00	(20)	(3,200)
Expires 3/17/2012, Strike Price $27.00	(20)	(860)
Expires 4/21/2012, Strike Price $25.00	(10)	(1,970)
Intrepid Potash Put
Expires 3/17/2012, Strike Price $21.00	(5)	(250)
Intuitive Surgical Put
Expires 2/18/2012, Strike Price $385.00	(3)	(120)
JetBlue Airways Call
Expires 3/17/2012, Strike Price $5.00	(25)	(2,625)
JPMorgan Chase Call
Expires 2/18/2012, Strike Price $37.00	(10)	(1,150)
Expires 2/18/2012, Strike Price $38.00	(10)	(610)
Juniper Networks Call
Expires 2/18/2012, Strike Price $22.00	(30)	(930)
Expires 4/21/2012, Strike Price $25.00	(20)	(820)
Kimberly Clark Call
Expires 4/21/2012, Strike Price $75.00	(10)	(420)
Expires 2/18/2012, Strike Price $75.00	(10)	(50)
Kraft Foods Call
Expires 3/17/2012, Strike Price $38.00	(10)	(1,000)
Expires 2/18/2012, Strike Price $37.00	(10)	(1,430)
Las Vegas Sands Put
Expires 2/18/2012, Strike Price $40.00	(5)	(70)
Lexmark International Call
Expires 2/18/2012, Strike Price $34.00	(10)	(1,470)
Expires 3/17/2012, Strike Price $36.00	(10)	(950)
Logitech International Call
Expires 2/18/2012, Strike Price $7.00	(25)	(1,875)
Marathon Oil Call
Expires 4/21/2012, Strike Price $35.00	(10)	(4,300)
Expires 2/18/2012, Strike Price $30.00	(10)	(1,490)
Expires 2/18/2012, Strike Price $31.00	(10)	(1,050)
Mastercard Call
Expires 2/18/2012, Strike Price $350.00	(1)	(1,530)
Expires 2/18/2012, Strike Price $370.00	(1)	(575)
Medtronic Call
Expires 2/18/2012, Strike Price $37.00	(10)	(2,030)
Expires 2/18/2012, Strike Price $39.00	(10)	(590)
Merck Call
Expires 2/18/2012, Strike Price $37.00	(30)	(4,800)
Expires 4/21/2012, Strike Price $38.00	(10)	(1,380)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND JANUARY 31, 2012 (Unaudited)

WRITTEN OPTIONS* — continued

	Contracts	Value
Microsoft Call
Expires 3/17/2012, Strike Price $28.00	(10)	$(1,710)
Expires 3/17/2012, Strike Price $30.00	(20)	(940)
Expires 2/18/2012, Strike Price $27.00	(10)	(2,530)
MKS Instruments Call
Expires 4/21/2012, Strike Price $30.00	(10)	(2,600)
Molycorp Call
Expires 3/17/2012, Strike Price $37.50	(5)	(470)
Molycorp Put
Expires 3/17/2012, Strike Price $35.00	(6)	(2,850)
Murphy Oil Call
Expires 2/18/2012, Strike Price $60.00	(5)	(625)
Expires 2/18/2012, Strike Price $62.50	(10)	(450)
Expires 3/17/2012, Strike Price $67.50	(5)	(150)
Netflix Put
Expires 6/16/2012, Strike Price $150.00	(2)	(7,940)
Newmont Mining Call
Expires 3/17/2012, Strike Price $65.00	(5)	(585)
Expires 2/18/2012, Strike Price $67.50	(10)	(170)
Open Table Put
Expires 4/21/2012, Strike Price $55.00	(2)	(2,460)
Oracle Call
Expires 3/17/2012, Strike Price $28.00	(30)	(3,270)
Pepsico Call
Expires 2/18/2012, Strike Price $67.50	(10)	(270)
QUALCOMM Call
Expires 2/18/2012, Strike Price $57.50	(10)	(2,610)
Salesforce.com Put
Expires 2/18/2012, Strike Price $85.00	(4)	(40)
Siemens Call
Expires 3/17/2012, Strike Price $100.00	(3)	(429)
Silver Wheaton Call
Expires 3/17/2012, Strike Price $39.00	(20)	(1,820)
Smucker JM Call
Expires 2/18/2012, Strike Price $80.00	(10)	(1,000)
Expires 4/21/2012, Strike Price $75.00	(5)	(2,500)
Expires 4/21/2012, Strike Price $80.00	(5)	(900)
Southern Call
Expires 2/18/2012, Strike Price $44.00	(10)	(1,520)
Expires 2/18/2012, Strike Price $45.00	(10)	(600)
Staples Call
Expires 3/17/2012, Strike Price $15.00	(30)	(1,620)
Suncor Energy Call
Expires 3/17/2012, Strike Price $37.00	(20)	(1,120)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND JANUARY 31, 2012 (Unaudited)

WRITTEN OPTIONS* — continued

	Contracts	Value
Target Call
Expires 2/20/2021, Strike Price $52.50	(10)	$(220)
Expires 3/17/2012, Strike Price $52.50	(10)	(610)
TJX Call
Expires 4/21/2012, Strike Price $70.00	(5)	(875)
Total Call
Expires 2/18/2012, Strike Price $52.50	(10)	(1,300)
Expires 2/18/2012, Strike Price $55.00	(10)	(250)
TPC Group Call
Expires 3/17/2012, Strike Price $30.00	(20)	(8,800)
Transocean Call
Expires 2/18/2012, Strike Price $52.50	(10)	(230)
Universal Display Put
Expires 3/17/2012, Strike Price $30.00	(15)	(900)
Expires 3/17/2012, Strike Price $35.00	(10)	(1,650)
Valassis Communications Call
Expires 3/17/2012, Strike Price $25.00	(15)	(1,050)
Expires 3/17/2012, Strike Price $22.50	(35)	(7,700)
Valero Energy Call
Expires 3/17/2012, Strike Price $25.00	(10)	(740)
Expires 2/18/2012, Strike Price $24.00	(10)	(690)
Vanguard Emerging Markets ETF Call
Expires 2/18/2012, Strike Price $40.00	(15)	(3,750)
Expires 3/17/2012, Strike Price $42.00	(5)	(875)
Wal-Mart Stores Call
Expires 3/17/2012, Strike Price $57.50	(10)	(3,850)
Expires 3/17/2012, Strike Price $60.00	(10)	(1,970)
Expires 2/18/2012, Strike Price $60.00	(10)	(1,600)
Wells Fargo Call
Expires 3/17/2012, Strike Price $32.00	(10)	(190)
Expires 2/18/2012, Strike Price $29.00	(10)	(720)
Expires 2/18/2012, Strike Price $30.00	(10)	(300)
Whiting Petroleum Call
Expires 2/18/2012, Strike Price $52.50	(10)	(750)
Expires 3/17/2012, Strike Price $55.00	(10)	(1,100)
Xerox Call
Expires 4/21/2012, Strike Price $8.00	(50)	(1,350)

TOTAL WRITTEN OPTIONS
(Premiums Received $281,036)		$(255,028)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND JANUARY 31, 2012 (Unaudited)

Percentages are based on Net Assets of $12,306,064.

*	Non-income producing security.
(A)	All or a portion of the shares have been committed as collateral for open short positions.
(B)	Underlying security for a written/purchased option.
(C)	The rate shown is the 7-day effective yield as of January 31, 2012.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$13,277,406	$—	$—	$13,277,406
Registered Investment Companies	629,675	—	—	629,675
Purchased Options	90,080	—	—	90,080
Short-Term Investment	145,489	—	—	145,489

Total Assets	$14,142,650	$—	$—	$14,142,650

Liabilities	Level 1	Level 2	Level 3	Total
Common Stock	$(1,901,682)	$—	$—	$(1,901,682)
Exchange Traded Funds	(41,370)	—	—	(41,370)
Written Options	(255,028)	—	—	(255,028)

Total Liabilities	$(2,198,080)	$—	$—	$(2,198,080)

For the six months ended January 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. For further details of investment classifications, reference the Schedule of Investments.

See Note 2 for further details of valuation leveling considerations.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND JANUARY 31, 2012 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $13,817,908)	$14,142,650
Receivable from Prime Broker	328,091
Receivable for Investment Securities Sold	70,823
Accrued Income	7,471
Receivable from Investment Adviser	7,086
Reclaims Receivable	2,412
Prepaid Expenses	13,477

Total Assets	14,572,010

Liabilities:
Securities Sold Short, at Value (Proceeds $1,840,089)	1,943,052
Written Options, at Value (Premiums Received $281,036)	255,028
Payable for Investment Securities Purchased	31,974
Payable due to Investment Adviser	10,251
Shareholder Service Fees Payable	3,185
Payable due to Administrator	1,549
Payable due to Trustees	334
Chief Compliance Officer Fees Payable	311
Other Accrued Expenses	20,262

Total Liabilities	2,265,946

Net Assets	$12,306,064

Net Assets Consist of:
Paid-in-Capital	$12,325,028
Distributions in Excess of Net Investment Income	(15,984)
Accumulated Net Realized Loss on Investments,
Written Options and Securities Sold Short	(250,791)
Net Unrealized Appreciation on Investments,
Written Options and Securities Sold Short	247,787
Net Unrealized Appreciation on Foreign Currency Transactions	24

Net Assets	$12,306,064

Net Asset Value, Offering Price Per Share — (unlimited authorization — no par value) Advisor Class Shares ($12,306,064 ÷ 1,233,357)	$9.98

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND SIX MONTHS ENDED JANUARY 31, 2012 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income
Dividend Income	$129,414
Interest Income	183
Less: Foreign Taxes Withheld	(2,895)

Total Investment Income	126,702

Expenses
Investment Advisory Fees	58,614
Administration Fees	9,865
Trustees’ Fees	833
Chief Compliance Officer Fees	204
Broker Fees and Charges on Securities Sold Short	30,834
Offering Costs	22,970
Transfer Agent Fees	15,272
Audit Fees	10,183
Registration Fees	6,562
Shareholder Servicing Fees	6,408
Custodian Fees	6,093
Legal Fees	2,261
Printing Fees	1,116
Insurance and Other Expenses	2,930

Total Expenses	174,145
Less: Waiver of Investment Advisory Fees	(55,381)
Fees Paid Indirectly	(4)

Net Expenses	118,760

Net Investment Income	7,942

Net Realized Gain/(Loss) on:
Investments	(95,895)
Securities Sold Short	66,918
Written Options	115,420
Foreign Currency Transactions	(894)
Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	273,583
Securities Sold Short	174,928
Written Options	13,065
Foreign Currency Transactions	(18)

Net Realized and Unrealized Gain on Investments	547,107

Net Increase in Net Assets Resulting from Operations	$555,049

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2012 (Unaudited)	Period Ended July 31, 2011*
Operations:
Net Investment Income (Loss)	$7,942	$(14,546)
Net Realized Gain on Investments, Written Options, Securities Sold Short and Foreign Currency Transactions	85,549	191,290
Net Change in Unrealized Appreciation (Depreciation) on Investments, Written Options, Securities Sold Short and Foreign Currency Transactions	461,558	(213,747)

Net Increase/(Decrease) in Net Assets Resulting from Operations	555,049	(37,003)

Dividends and Distributions:
Net Investment Income	(23,748)	—
Net Realized Gain	(513,262)	—

Total Dividends and Distributions	(537,010)	—

Capital Share Transactions:
Issued	206,652	12,394,191
Reinvestment of Distributions	535,736	—
Redemption Fees	—	994
Redeemed	(375,218)	(437,327)

Net Increase from Capital Share Transactions	367,170	11,957,858

Total Increase in Net Assets	385,209	11,920,855

Net Assets:
Beginning of Period	11,920,855	—

End of Period (including distributions in excess of net investment income of $(15,984) and accumulated net investment loss of $(178), respectively)	$12,306,064	$11,920,855

Share Transactions:
Issued	21,845	1,236,137
Reinvestment of Distributions	57,021	—
Redeemed	(38,210)	(43,436)

Net Increase in Shares Outstanding from Share Transactions	40,656	1,192,701

*Commenced operations December 14, 2010.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND SIX MONTHS ENDED JANUARY 31, 2012 (Unaudited)

STATEMENT OF CASH FLOWS

Cash Flows from Operating Activities:
Net Increase in Net Assets Resulting from Operations	$555,049
Adjustments to Reconcile Net increase in Net Assets Resulting from Operations to Net Cash from Operating Activities:
Purchases of Investment Securities	(5,616,734)
Proceeds from Disposition of Investment Securities	2,579,641
Purchases of Short-Term Investment	(2,719,075)
Proceeds from Disposition of Short-Term Investment	4,264,201
Purchases to Cover Securities Sold Short	904,429
Proceeds from Securities Sold Short	(1,110,500)
Purchases to Cover Written Options	(642,377)
Proceeds from Written Options	975,053
Net Realized (Gain)/Loss from:
Investments	95,895
Securities Sold Short	(66,918)
Written Options	(115,420)
Net Change in Unrealized (Appreciation)/Depreciation on:
Investments	(273,583)
Securities Sold Short	(174,928)
Written Options	(13,065)
Increase in Receivable from Prime Broker	1,738,757
Increase in receivable for investment securities sold	(46,138)
Decrease in accrued income	6,523
Decrease in receivable from investment adviser	6,762
Decrease in deferred offering costs	22,970
Increase in prepaid expenses	(11,608)
Increase in reclaims receivable	(1,145)
Decrease in payable for investment securities purchased	(158,717)
Decrease in capital shares redeemed	(2,959)
Decrease in overdraft of foreign currency	(12,335)
Increase in Investment Advisory Fees Payable	114
Decrease in Shareholder Service Fees Payable	(24)
Decrease in payable to administrator	(288)
Decrease in payable to Trustees	(183)
Decrease in payable to chief compliance officer	(777)
Decrease in accrued expenses and other liabilities	(12,780)

Net Cash Provided by Operating Activities	169,840

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND SIX MONTHS ENDED JANUARY 31, 2012 (Unaudited)

STATEMENT OF CASH FLOWS — continued

Cash Flows From Financing Activities:
Dividends and Distributions	$(537,010)
Proceeds from Capital Shares Sold	206,652
Proceeds from Reinvestment of Distributions	535,736
Payments on Capital Shares Redeemed	(375,218)

Net Cash Used in Financing Activities	(169,840)

Net Change in Cash	—
Cash at beginning of period	—

Cash at end of period	$—

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Six Months Ended January 31, 2012 (Unaudited)		Period Ended July 31, 2011*
Net Asset Value, Beginning of Period	$9.99		$10.00

Income from Investment Operations: Net Investment Income (Loss)(1)	0.02		(0.01)
Net Realized and Unrealized Gain on Investments, Securities Sold Short and Foreign Currency Transactions	0.43		0.00

Total from Investment Operations	0.45		(0.01)

Redemption Fees	—		—	††

Dividends and Distributions: Net Investment Gain	(0.02)		—
Net Realized Gain	(0.44)		—

Net Asset Value, End of Period	$9.98		$9.99

Total Return†	4.79%		(0.10)%

Ratios and Supplemental Data Net Assets, End of Period (Thousands)	$12,306		$11,921
Ratio of Expenses to Average Net Assets (excluding dividends on shorts and brokerage fees on shorts, including waivers and reimbursements)	1.50	%**	1.50	%**
Ratio of Expenses to Average Net Assets (including dividends on shorts and brokerage fees on shorts, including waivers and reimbursements)	1.92	%**	1.62	%**
Ratio of Expenses to Average Net Assets (excluding dividends on shorts, brokerage fees on shorts, waivers and reimbursements)	2.45	%**	2.81	%**
Ratio of Net Investment (Loss) to Average Net Assets	0.14	%**	(0.21	)%**
Portfolio Turnover Rate	21	%***	11	%***

†

Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Amount less than $0.01.
*	Commenced operations on December 14, 2010.
**	Annualized.
***	Not annualized.
(1)	Per share data calculated using average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND JANUARY 31, 2012

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 33 funds. The financial statements herein are those of the GRT Absolute Return Fund, a diversified fund (the “Fund”). The Fund commenced operations on December 14, 2010. The financial statements of the remaining funds in the Trust are presented separately. The Fund uses an absolute return strategy to seek to produce a positive return under most market conditions. In seeking to profit in either rising or falling markets, the Fund will generally take long positions in securities that GRT Capital Partners, L.L.C. (the “Adviser”), the Fund’s adviser, believes offer the potential for positive returns and take short positions in securities the Adviser believes are likely to under-perform. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund:

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND JANUARY 31, 2012

converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker. Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2012, there were no fair valued securities.

All Registered Investment Companies held in the Fund’s portfolios are valued at the published net asset value.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

— Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND JANUARY 31, 2012

— Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

— Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of investment classifications, reference the schedule of investments.

For the six months ended January 31, 2012, there have been no significant changes to the Fund’s fair value methodology.

Securities Sold Short — The Fund engages in short selling. To complete a short sale transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would decrease the proceeds of the security sold. The Fund pays interest to the lender for borrowing the security. This amount is reflected as broker fees and charges on securities sold short in the Statement of Operations. Upon entering into a short position, the fund records the proceeds as a receivable from prime broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND JANUARY 31, 2012

sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended January 31, 2012, the Fund did not have a tax liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identifications. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND JANUARY 31, 2012

Options Written/Purchased — The Fund may invest in financial options contracts to add return or to hedge its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Written options

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND JANUARY 31, 2012

transactions entered into during the six months ended January 31, 2012 are summarized as follows:

	Number of Contracts	Premium
Balance at the beginning of the period	634	$63,781
Written	7,373	1,007,806
Expired	(3,125)	(322,021)
Closing buys	(2,952)	(468,530)
Balance at the end of the period	1,930	$281,036

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid at least annually by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

Redemption Fees — The Fund retains a redemption fee of 2% on redemption of capital shares held less than fourteen days. For the six months ended January 31, 2012 and the period ended July 31, 2011, the Fund retained $0 and $994, respectively, in redemption fees.

Organization and Offering Costs — Organization costs of the Fund, which commenced operations on December 14, 2010, have been expensed as incurred. Offering costs, including costs of printing initial prospectuses and registration fees, are being amortized to expense over a twelve month period. As of January 31, 2012, offering costs were fully amortized.

3.	Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND JANUARY 31, 2012

The services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The GRT Absolute Return Fund and the GRT Value Fund, another series of the Trust, presented separately, (the “Funds”) and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds at an annual rate of:

0.12% on the first $250 million of the Funds’ average daily net assets;

0.10% on the next $250 million of the Funds’ average daily net assets; and

0.08% on the Funds’ average daily net assets over $500 million.

The Funds are subject to a minimum annual administration fee of $190,000, which is allocated among the Funds according to assets. There is also a minimum annual administration fee of $15,000 per additional class.

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.20% based on the Fund’s Advisor Class Shares’ average net assets.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended January 31, 2012, the Fund earned $4 of cash management credits. This amount is listed as “Fees Paid Indirectly” on the Statement of Operations.

Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, GRT Capital Partners, L.L.C. (the “Adviser”), provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has voluntarily agreed to waive a por-

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND JANUARY 31, 2012

tion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund’s total annual operating expenses from exceeding 1.50% of the Fund’s average daily net assets. The Adviser may discontinue the expense limitation at any time. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the “Total Annual Fund Operating Expenses” and 1.50% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period. As of January 31, 2012, the amount the Adviser may seek reimbursement of previously waived fees and reimbursed expenses for the Fund was $20,752, expiring 2014, and $126,824, expiring 2015.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term investments were $5,616,734 and $2,579,641, respectively, for the six months ended January 31, 2012. There were no purchases or sales of long-term U.S. Government securities.

7.	Federal Tax Information:

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

As of July 31, 2011, the components of Accumulated Losses on a tax basis were as follows:

Undistributed Ordinary Income	$206,595
Unrealized Appreciation/(Depreciation)	(223,394)
Other Temporary Differences	(20,026)
Post-October Currency Loss	(178)

Total	$(37,003)

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND JANUARY 31, 2012

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Post-October losses represent losses realized on investment transactions from December 14, 2010 through July 31, 2011, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, excluding securities sold short and written options, held by the Fund at January 31, 2012 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$13,817,908	$1,092,595	$(767,853)	$324,742

8.	Other:

At January 31, 2012, 85% of total shares outstanding were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss is remote.

9.	New Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND JANUARY 31, 2012

includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

10. Subsequent Events:

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund’s costs in two ways.

— Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

— Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND

DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 08/01/11	Ending Account Value 01/31/12	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,047.90	1.92%	$9.91
Hypothetical 5% Return	1,000.00	1,015.53	1.92	9.75

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value or the period, multiplied by 184/366 (to reflect the one-half year period).

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Board Considerations in Re-Approving the Advisory Agreement

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”) must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year’s meeting held on August 9-10, 2011, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other service providers of the Funds, presented additional oral and written information to help the Board evaluate the Adviser’s fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser, including its history, personnel, ownership structure, approach to risk management, best execution, use of soft dollars and business plan. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser’s oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreements in light of this information.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND

In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement for each Fund, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services currently provided by the Adviser to the Funds, the Board reviewed the portfolio management services provided by the Adviser. Among other things, the Board considered the quality and continuity of the Adviser’s portfolio management personnel. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services provided or to be provided to each respective Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

Investment Performance of the Funds

The Board was provided with information regarding each Fund’s performance since the Advisory Agreement was last renewed or approved, as well as information regarding each Fund’s performance since its inception. The Board also compared each Fund’s performance to its respective benchmark index and other similar mutual funds over various periods of time. At the meeting, representatives of the Adviser provided information regarding and led a discussion of factors impacting the performance of the Funds, outlining current market conditions and explaining expectations and strategies for the future. With respect to the GRT Value Fund, the Board noted that the Fund had generally outperformed its benchmark. With respect to the GRT Absolute Return

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND

Fund, the Board recognized the limited sample size of performance information as the Fund had commenced operations within the past year, and noted that the Fund’s recent performance was comparable to that of its respective benchmark index. Based on this information, the Board concluded that it was satisfied with the investment results the Adviser had been able to achieve for the Funds.

Cost of Services Provided and Economies of Scale

In concluding that the advisory fees payable by each Fund were reasonable, the Trustees reviewed, among other things, a report of the costs of services provided by and the profits realized by the Adviser from its relationship with each Fund and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fees paid by the Funds and noted that each Fund’s total fees and expenses, after waivers, were within the range of the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fees were the result of arm’s length negotiations and appeared reasonable in light of the services rendered and to be rendered. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds. In addition, the Board considered whether economies of scale were realized for the Funds during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Advisory Agreement for the Funds for another year.

GRT Absolute Return Fund

P.O. Box 219009

Kansas City, MO 64121-9009

Investment Adviser:

GRT Capital Partners, L.L.C.

One Liberty Square

Floor 11

Boston, MA 02109

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave.,N.W.

Washington, DC 20004

Independent Registered Public Accounting Firm:

Ernst & Young, LLP

2001 Market Street, Suite 4000

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund.

GRT-SA-002-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Schedule of Investments.

Scheduled of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s./ Michael Beattie
Michael Beattie, President

Date: April 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s./ Michael Beattie
Michael Beattie, President

Date: April 5, 2012

By (Signature and Title)	/s./Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: April 5, 2012